CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Capital Management [Abstract]
Issued capital	$ 158,162	$ 141,451
Share premium	2,102	525
Reserve of share-based payments	27,283	23,783
Warrant reserve	10,873	11,423
Accumulated other comprehensive income	(2,035)	(366)
Retained earnings	(148,151)	(100,661)
TOTAL SHAREHOLDERS' EQUITY	$ 48,234	$ 76,155	$ 86,118